EQUITY (Details Narrative) - Jan. 22, 2021 $ / shares in Units, ¥ in Thousands, $ in Thousands	USD ($) $ / shares shares		CNY (¥)	CNY (¥) shares
IfrsStatementLineItems [Line Items]
Aggregate of shares | shares	3,960,000			3,960,000
Price per share | $ / shares	$ 1.85
Proceeds from issuance of ordinary shares	$ 7,326	[1]	¥ 47,484
Offering expenses	898	[1]	5,815
issuance of the shares value	$ 723	[1]		¥ 4,685
Warrants [Member]
IfrsStatementLineItems [Line Items]
Aggregate of shares | shares	1,584,000			1,584,000
Exercise price | $ / shares	$ 2.35
Proceeds from issuance of ordinary shares	$ 5,899	[1]	38,238
Fair value of the warrants	1,427	[1]		¥ 9,246
Investor Warrants [Member]
IfrsStatementLineItems [Line Items]
Administrative expenses	$ 175	[1]	¥ 1,130

[1]	As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.